Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets
Prepayments and Other Current Assets

7. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000

Deposits	3,270	3,525
Prepayments of IT services	1,137	668
Prepayments of procurement costs	9,572	4,707
Others	3,192	2,729
Total	17,171	11,629